Financial instruments and financial risk management - Contractual undiscounted cash flows (Details) - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 8,363.0	€ 4,736.7	€ 5,264.1
Derivatives and Non derivatives, contractual undiscounted cash flows	€ 8,494.0	€ 4,896.6	€ 5,319.5
Interest rate percentage	0.73%	0.01%	0.01%
Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	€ 4,474.7	€ 1,440.7	€ 1,326.6
Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	1,262.8	482.5	406.0
Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	1,038.9	1,086.0	512.7
Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	882.9	990.9	1,149.7
Thereafter
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	834.7	896.5	1,924.5
Fixed rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,981.1	3,085.6	3,170.8
Non-derivative financial liabilities, undiscounted cash flows	€ 3,089.8	€ 3,242.0	€ 3,219.6
Interest rate percentage	1.42%	1.48%	1.54%
Fixed rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		€ 107.0	€ 189.4
Non-derivative financial liabilities, undiscounted cash flows	€ 253.8	151.6	192.3
Fixed rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		213.3	95.5
Non-derivative financial liabilities, undiscounted cash flows	980.6	256.0	96.8
Fixed rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		941.8	201.3
Non-derivative financial liabilities, undiscounted cash flows	961.1	980.1	204.3
Fixed rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		940.0	930.4
Non-derivative financial liabilities, undiscounted cash flows	832.0	960.6	944.8
Fixed rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		883.5	1,754.2
Non-derivative financial liabilities, undiscounted cash flows	62.3	893.7	1,781.4
Floating rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	984.2	558.8	792.2
Non-derivative financial liabilities, undiscounted cash flows	€ 1,006.5	€ 562.3	€ 799.3
Interest rate percentage	0.62%	0.83%	0.90%
Floating rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 168.5	€ 202.5	€ 245.2
Non-derivative financial liabilities, undiscounted cash flows	174.6	204.8	247.4
Floating rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	45.0	224.5	200.5
Non-derivative financial liabilities, undiscounted cash flows	50.1	226.5	202.3
Floating rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20.7	105.8	222.3
Non-derivative financial liabilities, undiscounted cash flows	25.7	105.3	224.3
Floating rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		26.0	103.5
Non-derivative financial liabilities, undiscounted cash flows	4.9	25.7	104.4
Floating rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	750.0		20.7
Non-derivative financial liabilities, undiscounted cash flows	751.2		20.9
Long Term Debt and Finance Leases [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			3,096.4
Non-derivative financial liabilities, undiscounted cash flows			3,144.9
Long Term Debt and Finance Leases [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows			178.2
Long Term Debt and Finance Leases [Member] | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows			82.3
Long Term Debt and Finance Leases [Member] | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows			189.3
Long Term Debt and Finance Leases [Member] | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows			929.4
Long Term Debt and Finance Leases [Member] | Thereafter
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows			1,765.7
Debt swapped from floating to fixed
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			74.4
Non-derivative financial liabilities, undiscounted cash flows			74.7
Debt swapped from floating to fixed | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows			14.1
Debt swapped from floating to fixed | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows			14.5
Debt swapped from floating to fixed | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows			15.0
Debt swapped from floating to fixed | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows			15.4
Debt swapped from floating to fixed | Thereafter
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows			15.7
Debt swapped from floating to fixed | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			€ 74.4
Interest rate percentage			0.37%
Debt swapped from floating to fixed | Fixed rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			€ 14.0
Debt swapped from floating to fixed | Fixed rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			14.4
Debt swapped from floating to fixed | Fixed rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			14.9
Debt swapped from floating to fixed | Fixed rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			15.3
Debt swapped from floating to fixed | Fixed rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			15.8
Current and non-current maturities of debt [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,211.2	3,644.4	3,963.0
Non-derivative financial liabilities, undiscounted cash flows	4,342.2	3,804.3	4,018.9
Current and non-current maturities of debt [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	457.3	309.5	434.6
Non-derivative financial liabilities, undiscounted cash flows	503.4	356.4	439.7
Current and non-current maturities of debt [Member] | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,038.9	437.8	296.0
Non-derivative financial liabilities, undiscounted cash flows	1,082.3	482.5	299.1
Current and non-current maturities of debt [Member] | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,013.3	1,047.6	423.6
Non-derivative financial liabilities, undiscounted cash flows	1,038.9	1,085.4	428.6
Current and non-current maturities of debt [Member] | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	868.4	966.0	1,033.9
Non-derivative financial liabilities, undiscounted cash flows	882.9	986.3	1,049.2
Current and non-current maturities of debt [Member] | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	833.3	883.5	1,774.9
Non-derivative financial liabilities, undiscounted cash flows	834.7	893.7	1,802.3
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			7.0
Derivatives, contractual undiscounted cash flows			6.5
Interest rate swaps | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows			2.3
Interest rate swaps | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows			1.3
Interest rate swaps | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows			1.0
Interest rate swaps | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows			0.8
Interest rate swaps | Thereafter
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows			1.1
Foreign currency forward contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2.2	8.0	599.0
Derivatives, contractual undiscounted cash flows	2.2	8.0	599.0
Foreign currency forward contracts | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	2.2		189.5
Foreign currency forward contracts | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows			105.6
Foreign currency forward contracts | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows		0.6	83.1
Foreign currency forward contracts | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows		4.6	99.7
Foreign currency forward contracts | Thereafter
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows		2.8	121.1
Commodity forward contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,228.3	189.7
Derivatives, contractual undiscounted cash flows	1,228.3	189.7
Commodity forward contracts | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	1,047.8	189.7
Commodity forward contracts | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	180.5
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,368.2	573.8	249.6
Non-derivative financial liabilities, undiscounted cash flows	1,368.2	573.8	249.6
Trade payables | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,368.2	573.8	249.6
Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,553.1	320.8	445.5
Non-derivative financial liabilities, undiscounted cash flows	1,553.1	320.8	445.5
Accrued expenses | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,553.1	€ 320.8	€ 445.5
Finance leases
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	245.9
Non-derivative financial liabilities, undiscounted cash flows	245.9
Finance leases | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	75.0
Finance leases | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	51.6
Finance leases | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	52.1
Finance leases | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	46.0
Finance leases | Thereafter
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	21.2
Finance leases | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 245.9
Interest rate percentage	2.47%
Finance leases | Fixed rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 75.0
Finance leases | Fixed rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	51.6
Finance leases | Fixed rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	52.1
Finance leases | Fixed rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	46.0
Finance leases | Fixed rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	21.2
Fixed Rate Debt Including Lease Liabilities Right Of Use Assets
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,227.0
Fixed Rate Debt Including Lease Liabilities Right Of Use Assets | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	288.8
Fixed Rate Debt Including Lease Liabilities Right Of Use Assets | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	993.9
Fixed Rate Debt Including Lease Liabilities Right Of Use Assets | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	992.6
Fixed Rate Debt Including Lease Liabilities Right Of Use Assets | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	868.4
Fixed Rate Debt Including Lease Liabilities Right Of Use Assets | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 83.3